Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). On March 27, 2012, October 19, 2012, December 5, 2016 and May 31, 2017, the Company completed four follow-on public offerings in the United States under the Securities Act and issued 7,500,000 common shares, 7,000,000 common shares, 12,000,000 common shares and 13,500,000 common shares, respectively, par value $0.0001, at a public offering price of $14.10 per share, $14.00 per share, $6.00 per share and $7.10 per share, respectively. During the years ended December 31, 2019, 2020 and 2021, the Company issued 598,400 shares for each year to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 3). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 15). As of December 31, 2021, under the Plan, the Company has issued to its common stockholders 16,613,289 shares, in aggregate. As of December 31, 2021, the aggregate issued share capital was 123,985,104 common shares. At December 31, 2021, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 56.5% of the outstanding common shares, in the aggregate. Furthermore, (i) on August 7, 2013, the Company completed a public offering of 2,000,000 shares of its 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share, (ii) on January 21, 2014, the Company completed a public offering of 4,000,000 shares of its 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share, (iii) on May 13, 2015, the Company completed a public offering of 4,000,000 shares of its 8.75% Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share and (iv) on January 30, 2018, the Company completed a public offering of 4,600,000 shares of its 8.875% Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share.

As of December 31, 2021, the Company owned and/or operated a fleet of 72 container vessels with a total carrying capacity of approximately 543,645 twenty-foot equivalent units (“TEU”) and 43 dry bulk vessels with a total carrying capacity of approximately 2,320,750 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. As of December 31, 2020, the Company owned and/or operated a fleet of 61 container vessels with a total carrying capacity of approximately 435,612 TEU. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long-, medium- and short-term time charters and since June 14, 2021 (Note 3(d)) expanded its activities into the dry bulk sector. During the year ended December 31, 2021, the Company entered into agreements to purchase 45 secondhand dry bulk vessels, of which 43 dry bulk vessels with an aggregate carrying capacity of approximately 2,320,750 DWT were delivered to the Company and subsequently chartered to international operators (Notes 3(d) and 7).

At December 31, 2021, Costamare had 140 wholly-owned subsidiaries incorporated in the Republic of Liberia, 12 incorporated in the Republic of the Marshall Islands and one incorporated in the Republic of Cyprus.

The continued outbreak of the COVID-19 virus has had a negative effect on the global economy and initially adversely impacted the international container shipping industry. From the onset of the outbreak through most of the second quarter of 2020, time charter rates for container vessels decreased significantly. However, since June 2020, time charter rates across all sizes of container vessels have improved significantly due to the increased demand for containerized goods coupled with inefficiencies in the global supply chain caused by the COVID-19 pandemic. Similarly, the economic environment of the dry bulk shipping industry has improved over the course of the last year in part due to an increase in the demand for commodities. The Company will continue to monitor the development of the COVID-19 pandemic and evaluate any potential direct or indirect negative effects on the containership and dry bulk markets and will provide further updates on the situation, including any changes to future estimates and assumptions, if market circumstances warrant them.